STOCKHOLDERS’ EQUITY - Summary of Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 96,079	$ 80,313	$ 65,146
Foreign currency translation	(88)	383	179
Ending balance	303,467	96,079	80,313
Currency Translation Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	481	98
Foreign currency translation	(88)	383
Ending balance	393	481	98
Total Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	481	98	(81)
Foreign currency translation	(88)	383	179
Ending balance	$ 393	$ 481	$ 98